Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Line of Credit

NOTE 3 – LINE OF CREDIT

In October 2014, ONC entered into a $100,000 revolving promissory note (the “Revolving Note”) with Regions Bank (the “Lender”). The unpaid principal balance of the Revolving Note is payable on demand and any unpaid principal and interest is payable due not later than October 27, 2017, is secured by deposits located at the Lender, and bears interest computed at a variable rate of interest which is equal to the Lender’s prime rate plus 1.7% (5.20% and 5.20% at June 30, 2016 and December 31, 2015, respectively). ONC will pay to Lender a late charge of 5.0% of any monthly payment not received by Lender within 10 calendar days after its due date. The Company may, at any time or from time to time, prepay the Revolving Note in whole or in part without penalty.

At June 30, 2016 and December 31, 2015, the Company had $57,741 and $49,708, respectively, in borrowings outstanding under the Revolving Note with $42,259 and $50,292, respectively, available for borrowing under such note. The weighted average interest rate during the six months ended June 30, 2016 was approximately 5.20%.

NOTE 4 – LINE OF CREDIT

In October 2014, ONC entered into a $100,000 revolving promissory note (the “Revolving Note”) with Regions Bank (the “Lender”). The unpaid principal balance of the Revolving Note is payable on demand and any unpaid principal and interest is payable due not later than October 27, 2017, is secured by deposits located at the Lender, and bears interest computed at a variable rate of interest which is equal to the Lender’s prime rate plus 1.7% (5.20% and 4.95% at December 31, 2015 and 2014, respectively). ONC will pay to Lender a late charge of 5.0% of any monthly payment not received by Lender within 10 calendar days after its due date. The Company may, at any time or from time to time, prepay the Revolving Note in whole or in part without penalty.

At December 31, 2015 and 2014, the Company had $49,708 and $34,981, respectively, in borrowings outstanding under the Revolving Note with $50,292 and $65,019, respectively, available for borrowing under such note. The weighted average interest rate during the years ended December 31, 2015 and 2014 was approximately 4.95% and 4.95%, respectively.